CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 59,652	$ 73,634
Restricted cash	10,366	8,026
Short-term investment	42,949	44,622
Accounts receivable, net of allowance for doubtful accounts of $4,609 and $7,221 as of December 31, 2012 and 2013, respectively	107,529	101,222
Notes receivable	1,901
Prepaid concession fees	29,307	20,759
Amount due from related parties	187	1,310
Other current assets	20,437	9,788
Deferred tax assets - current	2,776	2,064
Total current assets	275,104	261,425
Property and equipment, net	36,084	45,930
Prepaid equipment costs	49,415
Long-term investments	7,829	4,337
Long-term deposits	20,497	22,307
Deferred tax assets - non-current	11,755	8,347
Acquired intangible assets, net	1,446	1,521
Other non-current assets	661
TOTAL ASSETS	402,791	343,867
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to AirMedia Group Inc. $71,045 and $75,182 as of December 31, 2012 and 2013, respectively)	81,157	72,895
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to AirMedia Group Inc. $8,716 and $8,016 as of December 31, 2012 and 2013, respectively)	10,883	10,999
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to AirMedia Group Inc. $18,596 and $17,374 as of December 31, 2012 and 2013, respectively)	17,380	18,602
Income tax payable (including income tax payable of the consolidated variable interest entities without recourse to AirMedia Group Inc. $169 and $455 as of December 31, 2012 and 2013, respectively)	1,667	1,109
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to AirMedia Group Inc. $447 and nil as of December 31, 2012 and 2013, respectively)		447
Total current liabilities	111,087	104,052
Non-current liabilities:
Deferred tax liabilities - non-current (including deferred tax liabilities - non-current of the consolidated variable interest entities without recourse to AirMedia Group Inc. $380 and $361 as of December 31, 2012 and 2013, respectively)	361	380
Total liabilities	111,448	104,432
Commitments and contingencies (Note 22 and Note 23)
Equity
Ordinary shares ($0.001 par value; 900,000,000 shares authorized in 2012 and 2013; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2012 and 2013, respectively; 122,112,485 shares and 119,134,135 shares outstanding as of December 31, 2012 and 2013, respectively)	128	128
Additional paid-in capital	313,912	278,652
Treasury stock (5,549,572 and 8,527,922 shares as of December 31, 2012 and 2013, respectively)	(9,860)	(7,035)
Statutory reserves	10,968	10,144
Accumulated deficits	(84,411)	(72,961)
Accumulated other comprehensive income	40,229	32,948
Total AirMedia Group Inc.'s shareholders' equity	270,966	241,876
Noncontrolling interests	20,377	(2,441)
Total equity	291,343	239,435
TOTAL LIABILITIES AND EQUITY	$ 402,791	$ 343,867